EXHIBIT 99.2
EXHIBIT C
MONTHLY NOTEHOLDER’S STATEMENT
ADVANTA BANK CORP.
ADVANTA BUSINESS CARD MASTER TRUST
ADVANTASERIES
PERIOD ENDING MARCH 31, 2008
Capitalized terms used in this notice have their respective meanings set forth in the Master Indenture as amended and as supplemented by the AdvantaSeries Indenture Supplement, the Transfer and Servicing Agreement as amended or the Trust Agreement as amended. References to certain sections and subsections are references to the respective sections and subsections of the Master Indenture as amended and as supplemented by the AdvantaSeries Indenture Supplement.
The information which is required to be prepared with respect to the Payment Date of April 21, 2008 and with respect to the performance of the Trust during the Monthly Period of March 1, 2008 through March 31, 2008 is set forth below.
The Interest Period for all Tranches generally includes the previous Payment Date (or in the case of the first Interest Payment Date, the Closing Date) through and including the day preceding the current Payment Date. Interest on floating rate Tranches is calculated on the basis of 360-day year and the actual number of days in the related Interest Period. Interest on fixed rate Tranches is calculated on the basis of a 360-day year and twelve 30-day months.
The Record Date with respect to the current Payment Date is April 18, 2008.
The Determination Date with respect to the current calendar month is April 10, 2008.
The documents mentioned above may be found in the following Securities and Exchange Commission (“SEC”) filings.

Master Indenture, dated as of August 1, 2000.	Included in Exhibit 4.1 to the Form 8-K filed with the SEC on August 30, 2000 by Advanta Business Receivables Corp.
Amendment No. 1 to the Master Indenture, dated as of May 9, 2006.	Included in Exhibit 4.1 to the Form 8-K filed with the SEC on May 19, 2006 by Advanta Business Receivables Corp.
Adjustment of the Enhancement Levels	Included in the Form 8-K filed with the SEC on February 12, 2007 by Advanta Business Receivables Corp.
Adjustment of the Enhancement Levels	Included in the Form 8-K filed with the SEC on May 25, 2007 by Advanta Business Receivables Corp.

AdvantaSeries Indenture Supplement, dated as of November 1, 2004.	Included in Exhibit 4.1 to the Form 8-K filed with the SEC on November 12, 2004 by Advanta Business Receivables Corp.

Transfer and Servicing Agreement (“TSA”), dated as of August 1, 2000.	Included in Exhibit 4.3 to the Form 8-K filed with the SEC on August 30, 2000 by Advanta Business Receivables Corp.
Amendment No. 1 to the TSA, dated as of May 9, 2006.	Included in Exhibit 4.3 to the Form 8-K filed with the SEC on May 19, 2006 by Advanta Business Receivables Corp.

Trust Agreement, dated as of August 1, 2000.	Included in Exhibit 4.4 to the Form 8-K filed with the SEC on August 30, 2000 by Advanta Business Receivables Corp.
Amendment No. 1 to the Trust Agreement, dated as of May 9, 2006.	Included in Exhibit 4.2 to the Form 8-K filed with the SEC on May 19, 2006 by Advanta Business Receivables Corp.
I. Information regarding the current monthly principal distribution to the Noteholders

		Total amount of
	CUSIP Number	principal to be paid	Per $1,000

NOTHING TO REPORT

II. Information regarding the current monthly interest distribution to the Noteholders

		Total amount of
	CUSIP Number	interest to be paid	Per $1,000

2005-A1	00761H BJ 9	$579,028.89	2.31612
2005-A2	00761H BK 6	$533,126.00	2.36945
2005-A3	00761H BM 2	$979,166.67	3.91667
2005-A5	00761H BP 5	$461,445.33	2.30723
2006-A2	00761H BR 1	$567,917.78	2.27167
2006-A3	00761H BS 9	$1,104,166.67	4.41667
2006-A4	00761H BT 7	$689,501.33	2.29834
2006-A5	00761H BV 2	$850,000.00	4.25000
2006-A6	00761H BW 0	$570,140.00	2.28056
2006-A7	00761H BX 8	$454,334.22	2.27167
2007-A1	00761H BZ 3	$459,667.56	2.29834
2007-A2	00761H CK 5	$937,500.00	4.16667
2007-A3	00761H CL 3	$461,445.33	2.30723
2007-A4	00761H CM 1	$456,112.00	2.28056
2007-A5	00761H CP 4	$1,079,335.11	2.69834
2005-B1	00761H BH 3	$259,167.11	2.59167
2006-B1		$254,722.67	2.54723
2006-B2	00761H BU 4	$309,514.44	2.47612
2007-B1	00761H CA 7	$247,611.56	2.47612
2007-B2	00761H CN 9	$458,333.33	4.58333
2004-C1	00761H BG 5	$318,722.67	3.18723
2005-C1	00761H BL 4	$270,722.67	2.70723
2006-C1	00761H BY 6	$375,278.40	2.68056
2004-D1	00761H CC 3	$66,983.38	6.69834
2005-D1	00761H CD 1	$80,633.42	4.03167
2005-D2	00761H CE 9	$100,791.78	4.03167
2006-D1	00761H CF 6	$65,808.40	4.38723
2006-D2	00761H CG 4	$106,347.33	4.25389
2006-D3	00761H CH 2	$120,950.13	4.03167
2007-D1	00761H CB 5	$87,458.44	3.49834

III. Information regarding the performance of the Advanta Business Card Master Trust

1. The aggregate amount of such Collections with respect to Principal Receivables for the Monthly Period preceding such Payment Date	$1,153,998,472.65

2. The aggregate amount of such Collections with respect to Finance Charge and Administrative Receivables for the Monthly Period preceding such Payment Date	$95,327,074.85

2a. Interchange for the Monthly Period preceding such Payment Date (included in the amount shown above on line item III. 2.)	$21,942,569.54

2b. Recoveries for the Monthly Period preceding such Payment Date (included in the amount shown above on line item III. 2.)	$1,968,156.40

3. The Defaulted Amount for the Monthly Period preceding such Payment Date	$36,702,035.04

4. The annualized percentage equivalent of a fraction, the numerator of which is the Defaulted Amount less Recoveries for the preceding Monthly Period, and the denominator is the average Receivables for the preceding Monthly Period	6.84%

5. The total amount of Principal Receivables in the Trust at the beginning of the preceding Monthly Period	$6,023,411,278.15

6. The total amount of Principal Receivables in the Trust as of the last day of the preceding Monthly Period	$5,989,091,528.39

7. The total amount of Finance Charge and Administrative Receivables in the Trust at the beginning of the preceding Monthly Period	$91,072,680.37

8. The total amount of Finance Charge and Administrative Receivables in the Trust as of the last day of the preceding Monthly Period	$88,869,731.33

9. The aggregated Adjusted Invested Amounts of all Series of Notes outstanding as of the last day of the preceding Monthly Period	$5,076,383,762.00

10. The Transferor Interest as of the end of the Monthly Period preceding such Payment Date	$912,707,766.39

11. The transferor percentage as of the end of the Monthly Period preceding such Payment Date	15.24%

12. The Required Transferor Percentage	6.00%

13. The Required Transferor Interest	$359,345,491.70

14. The monthly principal payment rate for the Monthly Period preceding such Payment Date	19.16%

15. The balance in the Excess Funding Account as of the end of the Monthly Period preceding such Payment Date	$—

16. The aggregate outstanding balance of the Accounts which were delinquent as of the end of the Monthly Period preceding such Payment Date:

	Percentage of Total	Aggregate Account
	Receivables	Balance

(a) Delinquent between 30 days and 59 days	1.54%	$93,848,406.94
(b) Delinquent between 60 days and 89 days	1.28%	$77,780,547.41
(c) Delinquent between 90 days and 119 days	1.03%	$62,602,257.44
(d) Delinquent between 120 days and 149 days	0.75%	$45,864,302.26
(e) Delinquent between 150 days and 179 days	0.68%	$41,004,300.06
(f) Delinquent 180 days or greater	0.00%	$—

(g) Aggregate	5.28%	$321,099,814.11

IV. Information regarding the AdvantaSeries
1. AdvantaSeries balances and amounts as of the end of the Monthly Period preceding such Payment Date

	Initial Principal	Outstanding Principal	Adjusted Outstanding	Invested	Adjusted Invested
	Balance	Balance	Principal Balance	Amount	Amount

2005-A1	$250,000,000.00	$250,000,000.00	$250,000,000.00	$250,000,000.00	$250,000,000.00
2005-A2	$225,000,000.00	$225,000,000.00	$225,000,000.00	$225,000,000.00	$225,000,000.00
2005-A3	$250,000,000.00	$250,000,000.00	$250,000,000.00	$250,000,000.00	$250,000,000.00
2005-A5	$200,000,000.00	$200,000,000.00	$200,000,000.00	$200,000,000.00	$200,000,000.00
2006-A2	$250,000,000.00	$250,000,000.00	$250,000,000.00	$250,000,000.00	$250,000,000.00
2006-A3	$250,000,000.00	$250,000,000.00	$250,000,000.00	$250,000,000.00	$250,000,000.00
2006-A4	$300,000,000.00	$300,000,000.00	$300,000,000.00	$300,000,000.00	$300,000,000.00
2006-A5	$200,000,000.00	$200,000,000.00	$200,000,000.00	$200,000,000.00	$200,000,000.00
2006-A6	$250,000,000.00	$250,000,000.00	$250,000,000.00	$250,000,000.00	$250,000,000.00
2006-A7	$200,000,000.00	$200,000,000.00	$200,000,000.00	$200,000,000.00	$200,000,000.00
2007-A1	$200,000,000.00	$200,000,000.00	$200,000,000.00	$200,000,000.00	$200,000,000.00
2007-A2	$225,000,000.00	$225,000,000.00	$225,000,000.00	$225,000,000.00	$225,000,000.00
2007-A3	$200,000,000.00	$200,000,000.00	$200,000,000.00	$200,000,000.00	$200,000,000.00
2007-A4	$200,000,000.00	$200,000,000.00	$200,000,000.00	$200,000,000.00	$200,000,000.00
2007-A5	$400,000,000.00	$400,000,000.00	$400,000,000.00	$400,000,000.00	$400,000,000.00

Total Class A	$3,600,000,000.00	$3,600,000,000.00	$3,600,000,000.00	$3,600,000,000.00	$3,600,000,000.00

2005-B1	$100,000,000.00	$100,000,000.00	$100,000,000.00	$100,000,000.00	$100,000,000.00
2006-B1	$100,000,000.00	$100,000,000.00	$100,000,000.00	$100,000,000.00	$100,000,000.00
2006-B2	$125,000,000.00	$125,000,000.00	$125,000,000.00	$125,000,000.00	$125,000,000.00
2007-B1	$100,000,000.00	$100,000,000.00	$100,000,000.00	$100,000,000.00	$100,000,000.00
2007-B2	$100,000,000.00	$100,000,000.00	$100,000,000.00	$100,000,000.00	$100,000,000.00

Total Class B	$525,000,000.00	$525,000,000.00	$525,000,000.00	$525,000,000.00	$525,000,000.00

2004-C1	$100,000,000.00	$100,000,000.00	$100,000,000.00	$100,000,000.00	$100,000,000.00
2005-C1	$100,000,000.00	$100,000,000.00	$100,000,000.00	$100,000,000.00	$100,000,000.00
2006-C1	$140,000,000.00	$140,000,000.00	$140,000,000.00	$140,000,000.00	$140,000,000.00

Total Class C	$340,000,000.00	$340,000,000.00	$340,000,000.00	$340,000,000.00	$340,000,000.00

2004-D1	$10,000,000.00	$10,000,000.00	$10,000,000.00	$10,000,000.00	$10,000,000.00
2005-D1	$20,000,000.00	$20,000,000.00	$20,000,000.00	$20,000,000.00	$20,000,000.00
2005-D2	$25,000,000.00	$25,000,000.00	$25,000,000.00	$25,000,000.00	$25,000,000.00
2006-D1	$15,000,000.00	$15,000,000.00	$15,000,000.00	$15,000,000.00	$15,000,000.00
2006-D2	$25,000,000.00	$25,000,000.00	$25,000,000.00	$25,000,000.00	$25,000,000.00
2006-D3	$30,000,000.00	$30,000,000.00	$30,000,000.00	$30,000,000.00	$30,000,000.00
2007-D1	$25,000,000.00	$25,000,000.00	$25,000,000.00	$25,000,000.00	$25,000,000.00

Total Class D	$150,000,000.00	$150,000,000.00	$150,000,000.00	$150,000,000.00	$150,000,000.00

Total AdvantaSeries	$4,615,000,000.00	$4,615,000,000.00	$4,615,000,000.00	$4,615,000,000.00	$4,615,000,000.00

The Accumulation Amount with respect to the current Monthly Period on deposit in the Collection Account as of the Payment Date and allocated for principal for the benefit of the Class A Notes.	$250,000,000.00

2. Weighted Average Floating Allocation Amount for the related Monthly Period	$4,615,000,000.00

3. The Floating Investor Percentage with respect to the period:

March 1, 2008 through March 19, 2008	76.6177136%

March 20, 2008 through March 31, 2008	76.0112924%

4. The Fixed Investor Percentage with respect to the period:

March 1, 2008 through March 19, 2008	76.6177136%

March 20, 2008 through March 31, 2008	76.0112924%

5. The amount of Investor Principal Collections applicable to the AdvantaSeries	$881,400,036.70

6a. The amount of Available Finance Charge Collections on deposit in the Collection Account for the related Monthly Period	$54,798,400.36

6b. Pursuant to Section 8.04(a) of the Master Indenture, the amount of Available Finance Charge Collections not on deposit in the Collection Account for the related Monthly Period	$18,311,975.41

7. The AdvantaSeries Defaulted Amount for the related Monthly Period	$27,922,513.49

8. The AdvantaSeries Monthly Servicing Fee for the related Monthly Period	$7,691,666.67

9. AdvantaSeries performance for the related Monthly Period

a. The cash yield for the related Monthly Period	19.01%

b. The default rate for the related Monthly Period	7.26%

c. The Net Portfolio Yield for the related Monthly Period	11.75%

d. The Base Rate for the related Monthly Period	5.31%

e. The Excess Spread Percentage for the related Monthly Period	6.44%

f. The Quarterly Excess Spread Percentage	5.83%

i) Excess Spread Percentage related to Mar-08	6.44%

ii) Excess Spread Percentage related to Feb-08	5.68%

iii) Excess Spread Percentage related to Jan-08	5.37%

g. The average Excess Spread Amount for the three preceding Monthly Periods	$22,707,250.33

i) Excess Spread Amount related to Mar-08	$24,190,262.99

ii) Excess Spread Amount related to Feb-08	$22,177,552.03

iii) Excess Spread Amount related to Jan-08	$21,753,935.98

10. Floating interest rate determinations:

LIBOR for all Tranches with an Interest Period from March 20, 2008 through and including April 20, 2008	2.53563%

11. Required interest payments

	Required interest		Amounts withdrawn
	amounts with	Interest shortfalls	from the Collection
	respect to the	and additional	Account for payment
	current Interest	interest from prior	of required	Unpaid required
	Period	periods	interest amounts	interest amounts

2005-A1	$579,028.89	$—	$579,028.89	$—
2005-A2	$533,126.00	$—	$533,126.00	$—
2005-A3	$979,166.67	$—	$979,166.67	$—
2005-A5	$461,445.33	$—	$461,445.33	$—
2006-A2	$567,917.78	$—	$567,917.78	$—
2006-A3	$1,104,166.67	$—	$1,104,166.67	$—
2006-A4	$689,501.33	$—	$689,501.33	$—
2006-A5	$850,000.00	$—	$850,000.00	$—
2006-A6	$570,140.00	$—	$570,140.00	$—
2006-A7	$454,334.22	$—	$454,334.22	$—
2007-A1	$459,667.56	$—	$459,667.56	$—
2007-A2	$937,500.00	$—	$937,500.00	$—
2007-A3	$461,445.33	$—	$461,445.33	$—
2007-A4	$456,112.00	$—	$456,112.00	$—
2007-A5	$1,079,335.11	$—	$1,079,335.11	$—

Total Class A	$10,182,886.89	$—	$10,182,886.89	$—

2005-B1	$259,167.11	$—	$259,167.11	$—
2006-B1	$254,722.67	$—	$254,722.67	$—
2006-B2	$309,514.44	$—	$309,514.44	$—
2007-B1	$247,611.56	$—	$247,611.56	$—
2007-B2	$458,333.33	$—	$458,333.33	$—

Total Class B	$1,529,349.11	$—	$1,529,349.11	$—

2004-C1	$318,722.67	$—	$318,722.67	$—
2005-C1	$270,722.67	$—	$270,722.67	$—
2006-C1	$375,278.40	$—	$375,278.40	$—

Total Class C	$964,723.74	$—	$964,723.74	$—

2004-D1	$66,983.38	$—	$66,983.38	$—
2005-D1	$80,633.42	$—	$80,633.42	$—
2005-D2	$100,791.78	$—	$100,791.78	$—
2006-D1	$65,808.40	$—	$65,808.40	$—
2006-D2	$106,347.33	$—	$106,347.33	$—
2006-D3	$120,950.13	$—	$120,950.13	$—
2007-D1	$87,458.44	$—	$87,458.44	$—

Total Class D	$628,972.88	$—	$628,972.88	$—

Total AdvantaSeries	$13,305,932.62	$—	$13,305,932.62	$—

   12. Principal Funding Account as of the related Payment Date

	Beginning	Required Principal	Actual Deposit	Amount Withdrawn	Withdrawals	Ending
	Principal Funding	Deposit Amount to	to the Principal	for Payment	of Coverage	Principal Funding
	Sub-Account	the Principal Funding	Funding	of Principal to	Funding Excess	Sub-Account
	Amount	Sub-Account	Sub-Account	Noteholders	Amount	Amount
NOTHING TO REPORT

13. Coverage Funding Required Amounts

a. Coverage Funding Amount as of the end of the related Monthly Period	$—

b. The Coverage Funding Amount for the Class A Notes as of the end of the related Monthly Period	$—

c. The Coverage Funding Amount for the Class B Notes as of the end of the related Monthly Period	$—

d. The Coverage Funding Amount for the Class C Notes as of the end of the related Monthly Period	$—

14. Cash Collateral Account

a. Beginning Cash Collateral Account balance (ending balance as of the previous Payment Date)	$69,225,000.00

b. Deposit into the Cash Collateral Account on the Closing Date of Tranches issued on or prior to the Payment Date	$—

c. Interest earnings since the preceding Payment Date	$196,189.90

d. Amounts deposited to cover a Cash Collateral Account Deficit	$—

e. PFA Earnings Shortfall withdrawn and treated as Available Finance Charge Collections	$—

f. Amounts withdrawn to cover interest payments, Monthly Servicing Fee and AdvantaSeries Defaulted Amount	$—

g. Amounts withdrawn at the date of issuance of a Foreclosure Certificate or at the Final Maturity Date of a Tranche	$—

h. Excess amount over the Required Cash Collateral Account Amount paid to the holder of the Trust Beneficial Interest	$3,946,189.90

i. Ending Cash Collateral Account balance on the related Payment Date	$65,475,000.00

j. The Required Cash Collateral Account Amount on the related Payment Date	$65,475,000.00

k. The Available Cash Collateral Account Amount on the related Payment Date	$65,475,000.00

l. Has a Portfolio Decline Event occurred with respect to the Monthly Period preceding such Payment Date	NO

15. Spread Account

a. Beginning Spread Account balance (ending balance as of the previous Payment Date)	$—

b. On the Closing Date for a Tranche, the initial deposit into the Spread Account	$—

c. Interest earnings since the preceding Payment Date	$—

d. Amount deposited from Available Finance Charge Collections to cover the excess of the Required Spread Account Amount over the Spread Account balance	$—

e. Amounts withdrawn to cover interest payments, Monthly Servicing Fee and AdvantaSeries Defaulted Amount	$—

f. Amounts withdrawn at the date of issuance of a Foreclosure Certificate or at the Final Maturity Date of a Tranche	$—

g. Withdrawal of excess amount over the Required Spread Account Amount and deposited into the Cash Collateral Account	$—

h. Withdrawal of excess amount over the Required Spread Account Amount and paid to the holder of the Trust Beneficial Interest	$—

i. Ending Spread Account balance on the related Payment Date	$—

j. The Required Spread Account Amount on the related Payment Date	$—

16. Required Subordinated Amounts as of the end of the Monthly Period preceding such Payment Date

				Excess of
	Required			Subordinated Notes
	subordination	Required		over Required
	percentage	Subordinated Amount	Subordinated Notes	Subordinated Amount
Class A	18.3432%	$660,355,200	$1,015,000,000	$354,644,800
Class B	7.5269%	$310,484,625	$490,000,000	$179,515,375
Class C	2.5641%	$114,487,065	$150,000,000	$35,512,935

17. Adjusted Invested Amount as of the related Payment Date.

				Increase
				from
			Increase	reimbursements
			from the	of Adjusted
		Initial	withdrawal	Invested
		Principal	of the	Amount Deficits
		Balances	Coverage	and reductions	Reduction
		and any	Funding	due to	due to
	Beginning	increases	Excess	reallocation of	amounts	Ending
	Adjusted	from the	Amount	Available	deposited	Adjusted
	Invested	issuance	from the	Principal	into the	Invested
	Amount for	of any	Principal	Collections	Principal	Amount for
	the related	additional	Funding	and Investor	Funding	the related
	Payment Date	Notes	Sub-Account	Charge-Offs	Sub-Account	Payment Date

2005-A1	$250,000,000.00	$—	$—	$—	$—	$250,000,000.00
2005-A2	$225,000,000.00	$—	$—	$—	$—	$225,000,000.00
2005-A3	$250,000,000.00	$—	$—	$—	$—	$250,000,000.00
2005-A5	$200,000,000.00	$—	$—	$—	$—	$200,000,000.00
2006-A2	$250,000,000.00	$—	$—	$—	$—	$250,000,000.00
2006-A3	$250,000,000.00	$—	$—	$—	$—	$250,000,000.00
2006-A4	$300,000,000.00	$—	$—	$—	$—	$300,000,000.00
2006-A5	$200,000,000.00	$—	$—	$—	$—	$200,000,000.00
2006-A6	$250,000,000.00	$—	$—	$—	$—	$250,000,000.00
2006-A7	$200,000,000.00	$—	$—	$—	$—	$200,000,000.00
2007-A1	$200,000,000.00	$—	$—	$—	$—	$200,000,000.00
2007-A2	$225,000,000.00	$—	$—	$—	$—	$225,000,000.00
2007-A3	$200,000,000.00	$—	$—	$—	$—	$200,000,000.00
2007-A4	$200,000,000.00	$—	$—	$—	$—	$200,000,000.00
2007-A5	$400,000,000.00	$—	$—	$—	$—	$400,000,000.00

Total Class A	$3,600,000,000.00	$—	$—	$—	$—	$3,600,000,000.00

2005-B1	$100,000,000.00	$—	$—	$—	$—	$100,000,000.00
2006-B1	$100,000,000.00	$—	$—	$—	$—	$100,000,000.00
2006-B2	$125,000,000.00	$—	$—	$—	$—	$125,000,000.00
2007-B1	$100,000,000.00	$—	$—	$—	$—	$100,000,000.00
2007-B2	$100,000,000.00	$—	$—	$—	$—	$100,000,000.00

Total Class B	$525,000,000.00	$—	$—	$—	$—	$525,000,000.00

2004-C1	$100,000,000.00	$—	$—	$—	$—	$100,000,000.00
2005-C1	$100,000,000.00	$—	$—	$—	$—	$100,000,000.00
2006-C1	$140,000,000.00	$—	$—	$—	$—	$140,000,000.00

Total Class C	$340,000,000.00	$—	$—	$—	$—	$340,000,000.00

2004-D1	$10,000,000.00	$—	$—	$—	$—	$10,000,000.00
2005-D1	$20,000,000.00	$—	$—	$—	$—	$20,000,000.00
2005-D2	$25,000,000.00	$—	$—	$—	$—	$25,000,000.00
2006-D1	$15,000,000.00	$—	$—	$—	$—	$15,000,000.00
2006-D2	$25,000,000.00	$—	$—	$—	$—	$25,000,000.00
2006-D3	$30,000,000.00	$—	$—	$—	$—	$30,000,000.00
2007-D1	$25,000,000.00	$—	$—	$—	$—	$25,000,000.00

Total Class D	$150,000,000.00	$—	$—	$—	$—	$150,000,000.00

Total AdvantaSeries	$4,615,000,000.00	$—	$—	$—	$—	$4,615,000,000.00

Advanta Bank Corp. as Servicer
By:	/s/ David B. Weinstock
	Name:	David B. Weinstock
	Title:	Vice President